Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Revenue, net		$ 55,286	$ 23,795
Operating expenses:
Cost of revenues		8,966	2,057
Research and development		483,035	236,626
Acquired in-process research and development		139,894	596,132
General and administrative		775,033	259,878
Total operating expenses		1,406,928	1,094,693
Loss from operations		(1,351,642)	(1,070,898)
Other income (expense):
Change in fair value of investments		87,291	(95,533)
Gain on sale of investment		(443,754)	0
Change in fair value of debt and liability instruments		(3,354)	29,845
Gain on termination of Sumitomo Options		(66,472)	0
Gain on deconsolidation of subsidiary and consolidation of unconsolidated entity		(5,041)	(115,364)
Other expense, net		3,435	8,701
Loss before income taxes		(923,747)	(898,547)
Income tax expense		369	1,686
Net loss	[1]	(924,116)	(900,233)
Net loss attributable to noncontrolling interests		(78,854)	(90,999)
Net loss attributable to Roivant Sciences Ltd.		$ (845,262)	$ (809,234)
Net loss per common share—basic	[1]	$ (1.26)	$ (1.28)
Net loss per common share—diluted	[1]	$ (1.26)	$ (1.28)
Weighted average shares outstanding—basic	[1]	669,753,458	630,046,720
Weighted average shares outstanding—diluted	[1]	669,753,458	630,046,720

[1]	Retroactively restated for the stock subdivision as described in Note 3.